Income Taxes - Reconciliation of Effective Tax Rate to Statutory Federal Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Federal tax provision (benefit) at statutory rate	$ (28,165)	$ (54,129)	$ (33,838)
State tax, net of federal benefit	3,278	416	(3,900)
Foreign tax rate and other foreign related tax items	(30,765)	(14,811)	1,086
Stock-based compensation	10,734	11,254	8,816
Non-deductible expenditures	(162)	1,630	1,723
Change in U.S. and foreign valuation allowance	71,238	46,273	35,958
Executive compensation	3,873	1,886	3,517
Other	4,507	2,804	5,196
(Benefit) provision for income taxes	$ 34,538	$ (4,677)	$ 18,558